SHARE-BASED PAYMENTS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2021 Share	Mar. 31, 2021 Share	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised | Share	(75,000)	(1,050,000)
0-0.70 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance | shares			5,505,000	4,840,000
Granted | shares			4,096,000	665,000
Exercised | shares			(1,125,000)	0
Forfeiture | shares			0	0
Expired | shares			0	0
Closing balance | shares			8,476,000	5,505,000
Weighted average remaining contractual life (years)			3 years 6 months 18 days	3 years 25 days
Vested and exercisable | $			6,080,000	5,153,750
Unvested | $			2,396,000	351,250
Weighted average exercise price of share options outstanding opening balance			$ 0.30	$ 0.27
Weighted average exercise price of share options granted			0.65	0.54
Weighted average exercise price of share options exercised in share-based payment arrangement			0.12
Weighted average exercise price of share options outstanding closing balance			0.53	0.30
Weighted average exercise price of share options vested and exercisable			0.42	0.30
0-0.70 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range			0	0
0-0.70 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range			$ 0.70	$ 0.70